As filed with the  Securities  and Exchange  Commission on or about November 15,
2002

                                         Securities Act Registration No. 33-1932
                                Investment Company Act Registration No. 811-3793

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [   ]
         Pre-Effective Amendment No.                                       [   ]
                                     ------
         Post-Effective Amendment No.  37                                  [ X ]
                                      -----
                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [   ]
         Amendment No.  38                                                 [ X ]
                       -----
                            (Check appropriate box or boxes)

                            STRONG OPPORTUNITY FUND, INC.
                (Exact Name of Registrant as Specified in Charter)

          100 Heritage Reserve
    Menomonee Falls, Wisconsin                                             53051
(Address of Principal Executive Offices)                              (Zip Code)
           Registrant's Telephone Number, including Area Code: (414) 359-3400
                                Richard W. Smirl
                         Strong Capital Management, Inc.
                              100 Heritage Reserve
                        Menomonee Falls, Wisconsin 53051
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box).

[ X ]  immediately upon filing pursuant to paragraph (b) of Rule 485
[   ]  on (date) pursuant to paragraph (b) of Rule 485
[   ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
[   ]  on (date) pursuant to paragraph (a)(1) of Rule 485
[   ]  75 days after filing pursuant to paragraph (a)(2) of Rule 485
[   ]  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[   ] this  post-effective  amendment  designates  a new  effective  date for a previously filed post-effective amendment.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the Village of Menomonee Falls, and State of Wisconsin as of the 15th day of November, 2002.

                                  STRONG OPPORTUNITY FUND, INC.
                                  (Registrant)


                                         By: /s/ Richard W. Smirl
                                         --------------------------------------
                                 Richard W. Smirl, Vice President and Secretary

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and as of the date indicated.

NAME                                            TITLE                                       DATED AS OF


                                                Chairman of the Board (Principal
/s/ Richard S. Strong                           Executive Officer) and a Director           November 15, 2002
-----------------------------------------------
Richard S. Strong

                                                Treasurer (Principal Financial and
/s/ John W. Widmer                              Accounting Officer)                         November 15, 2002
-----------------------------------------------
John W. Widmer


                                                Director                                    November 15, 2002
-----------------------------------------------
Willie D. Davis*


                                                Director                                    November 15, 2002
-----------------------------------------------
William F. Vogt*


                                                Director                                    November 15, 2002
-----------------------------------------------
Stanley Kritzik*


                                                Director                                    November 15, 2002
-----------------------------------------------
Neal Malicky*


                                               Director                                    November 15, 2002
----------------------------------------------
Gordon Greer*

* Susan A. Hollister signs this document pursuant to the powers of attorney filed with Post-Effective Amendment No. 33 and Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A.

                                          By: /s/ Susan A. Hollister
                                     ------------------------------------------
                                      Susan A. Hollister


                                  EXHIBIT INDEX

                                                                                                   EDGAR
  EXHIBIT NO.          EXHIBIT                                                                     EXHIBIT NO.
  -----------          -------                                                                     -----------
(p)               Code of Ethics for Access Persons dated November 8, 2002                         EX-99.p
(p.1)             Code of Ethics for Non-Access Persons dated November 8, 2002                     EX-99.p1